UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C
Address: 1804 Embarcadero Road
         Palo Alto, CA 94303

Form 13F File Number: 28-12703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lewis E. Antone
Title: Deputy General Counsel and Chief Compliance Officer
Phone: 650-565-4900

Signature, Place, and Date of Signing:

 /s/ Lewis E. Antone           Palo Alto, CA                10/26/2010
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  34
Form 13F Information Table Value Total:  100,465,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                       COM          002824100      7170     137258   SH           Sole                              NONE
ALLERGAN INC                      COM          018490102      8672     130340   SH           Sole                              NONE
ARCH CHEMICALS INC                COM          03937R102      1979      56389   SH           Sole                              NONE
ARCH COAL INC                     COM          039380100      1372      51367   SH           Sole                              NONE
BEMIS INC                         COM          081437105      3044      95871   SH           Sole                              NONE
BON-TON STORES INC                COM          09776J101         4        424   SH           Sole                              NONE
CARPENTER TECHNOLOGY CORP         COM          144285103       983      29149   SH           Sole                              NONE
COCA COLA ENTERPRISES INC         COM          191219104      8842     416072   SH           Sole                              NONE
CRANE CO                          COM          224399105      2079      54798   SH           Sole                              NONE
DELTA AIR LINES INC DEL           COM NEW      247361702       473      40594   SH           Sole                              NONE
DOMINION RES INC VA NEW           COM          25746U109     20258     463993   SH           Sole                              NONE
EL PASO CORP                      COM          28336L109      2396     193542   SH           Sole                              NONE
FEDEX CORP                        COM          31428X106      1711      20007   SH           Sole                              NONE
FIFTH THIRD BANCORP               COM          316773100       222      18480   SH           Sole                              NONE
GARDNER DENVER INC                COM          365558105      1466      27304   SH           Sole                              NONE
GOODYEAR TIRE & RUBR CO           COM          382550101        62       5757   SH           Sole                              NONE
HOSPIRA INC                       COM          441060100      4770      83664   SH           Sole                              NONE
INTERPUBLIC GROUP COS INC         COM          460690100       466      46472   SH           Sole                              NONE
KELLOGG CO                        COM          487836108     11925     236083   SH           Sole                              NONE
KULICKE & SOFFA INDS INC          COM          501242101        62       9941   SH           Sole                              NONE
LIBBEY INC                        COM          529898108       297      22550   SH           Sole                              NONE
MARATHON OIL CORP                 COM          565849106     14524     438793   SH           Sole                              NONE
MOVADO GROUP INC                  COM          624580106        34       3165   SH           Sole                              NONE
OLD DOMINION FGHT LINES INC       COM          679580100      2290      90101   SH           Sole                              NONE
OLIN CORP                         COM PAR $1   680665205       214      10616   SH           Sole                              NONE
ITT EDUCATIONAL SERVICES INC      COM          45068B109       350       4985   SH           Sole                              NONE
STANDARD REGISTER CO              COM          853887107         0         41   SH           Sole                              NONE
SUN LIFE FINL INC                 COM          866796105       265      10178   SH           Sole                              NONE
THOMSON REUTERS CORP              COM          884903105       419      11159   SH           Sole                              NONE
TITAN INTL INC ILL                COM          88830M102       503      37032   SH           Sole                              NONE
VALASSIS COMMUNICATIONS INC       COM          918866104      2267      66886   SH           Sole                              NONE
VIACOM INC NEW                    CL A         92553P102        21        521   SH           Sole                              NONE
VIACOM INC NEW                    CL B         92553P201      1133      31312   SH           Sole                              NONE
VIASAT INC                        COM          92552V100       195       4745   SH           Sole                              NONE